UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07606

Nuveen Connecticut Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Connecticut Premium Income Municipal Fund (NTC)
	August 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 161.4% (100.0% of Total Investments)

	MUNICIPAL BONDS – 161.4% (100.0% of Total Investments)

	Consumer Staples – 1.4% (0.9% of Total Investments)
$ 3,010	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	11/15 at 100.00	BBB+	$ 3,021,528
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 32.0% (19.8% of Total Investments)
840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	AA	873,995
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College,	7/17 at 100.00	AA–	1,019,710
	Series 2007G, 4.500%, 7/01/37 – NPFG Insured
1,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College,	7/21 at 100.00	A2	1,247,198
	Series 2011H, 5.000%, 7/01/41
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,
	Series 2010-O:
800	5.000%, 7/01/35	7/20 at 100.00	A–	894,952
4,000	5.000%, 7/01/40	7/20 at 100.00	A–	4,428,440
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,
	Series 2005F:
440	5.250%, 7/01/18 – AMBAC Insured	No Opt. Call	A2	489,227
1,510	5.250%, 7/01/19 – AMBAC Insured	No Opt. Call	A2	1,721,355
1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy,	7/23 at 100.00	A1	1,158,536
	Series 2013B, 4.000%, 7/01/34
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,
	Series 2015L:
2,000	5.000%, 7/01/36 (WI/DD, Settling 9/22/15)	7/25 at 100.00	A–	2,202,200
3,000	5.000%, 7/01/45 (WI/DD, Settling 9/22/15)	7/25 at 100.00	A–	3,254,460
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
	University, Series 2011G:
250	5.125%, 7/01/26	7/21 at 100.00	BBB+	271,738
3,260	5.625%, 7/01/41	7/21 at 100.00	BBB+	3,536,513
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
	University, Series 2012H:
1,500	5.000%, 7/01/26 – AGM Insured	7/22 at 100.00	AA	1,670,340
1,000	5.000%, 7/01/28 – AGM Insured	7/22 at 100.00	AA	1,100,630
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee
	School Issue, Series 2011-I:
560	5.000%, 7/01/23 – AGM Insured	7/21 at 100.00	A2	629,714
225	5.000%, 7/01/24 – AGM Insured	7/21 at 100.00	A2	256,464
4,140	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	4,683,913
	Series 2010G, 5.000%, 7/01/35
9,950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	10,253,177
	Series 2007Z-1, 5.000%, 7/01/42 (UB)
17,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	18,136,620
	Series 2007Z-3, 5.050%, 7/01/42 (UB) (4)
5,580	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/23 at 100.00	AA	6,391,499
	University System, Series 2013N, 5.000%, 11/01/31
515	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	582,074
1,500	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2012A, 5.000%, 11/15/29	No Opt. Call	Aa2	1,738,845
61,345	Total Education and Civic Organizations			66,541,600
	Health Care – 33.5% (20.8% of Total Investments)
3,200	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford HealthCare,	7/25 at 100.00	A	3,470,080
	Series 2015F, 5.000%, 7/01/45
4,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health	11/19 at 100.00	AA+	4,994,091
	Series 2010A, 5.000%, 11/15/40
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,
	Series 2002B:
660	5.500%, 7/01/21 – RAAI Insured	11/15 at 100.00	AA	661,742
3,000	5.500%, 7/01/32 – RAAI Insured	11/15 at 100.00	AA	3,004,320
1,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East	11/20 at 100.00	AA	1,093,032
	Series 2010, 4.750%, 11/15/29
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital,	1/16 at 100.00	A	200,226
	Series 2006H, 4.500%, 7/01/33 – AMBAC Insured
20	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	11/15 at 100.00	AA	20,065
	Health Network, Series 2000A, 6.125%, 7/01/20 – RAAI Insured
840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	11/15 at 100.00	AA	841,285
	Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
2,400	5.000%, 7/01/20 – RAAI Insured	11/15 at 100.00	A3	2,405,616
1,050	5.000%, 7/01/23 – RAAI Insured	11/15 at 100.00	A3	1,051,848
7,025	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare,	7/21 at 100.00	A	7,609,058
	Series 2011A, 5.000%, 7/01/41
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare,	No Opt. Call	A	545,620
	Series 2014E, 5.000%, 7/01/42
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special
	Care, Series 2007C:
1,065	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	AA	1,123,809
300	5.250%, 7/01/37 – RAAI Insured	7/17 at 100.00	AA	315,678
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial	7/21 at 100.00	A	2,171,800
	Hospitals, Series 2011F, 5.000%, 7/01/36
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,
	Series 2011N:
1,105	5.000%, 7/01/25	7/21 at 100.00	A2	1,223,047
400	5.000%, 7/01/26	7/21 at 100.00	A2	441,044
500	5.000%, 7/01/27	7/21 at 100.00	A2	549,065
1,915	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/25 at 100.00	A2	2,114,409
	Series 2015O, 5.000%, 7/01/36
1,275	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/20 at 10.00	A	1,403,966
	Series 2010-I, 5.000%, 7/01/30
7,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/22 at 100.00	A	7,464,100
	Series 2012J, 5.000%, 7/01/42
3,905	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	4,321,742
	Health, Series 2011M, 5.375%, 7/01/41
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	4,392,480
	Health, Series 2011N, 5.000%, 7/01/29
2,700	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health		AA	2,811,483
	Issue, Series 2014E:
2,610	5.000%, 7/01/32	7/24 at 100.00	Aa3	2,947,473
2,740	5.000%, 7/01/33	7/24 at 100.00	Aa3	3,080,856
900	5.000%, 7/01/34	7/24 at 100.00	Aa3	1,009,773
7,475	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	8,680,717
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40
64,335	Total Health Care			69,948,425
	Housing/Single Family – 3.1% (1.9% of Total Investments)
115	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1,	11/15 at 100.00	AAA	115,198
	4.800%, 11/15/31 (Alternative Minimum Tax)
3,900	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	3,945,474
	4.650%, 11/15/27
	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds,
	Series 2010-A2:
830	4.500%, 11/15/30	11/19 at 100.00	AAA	862,163
1,500	4.750%, 11/15/35	11/19 at 100.00	AAA	1,557,780
6,345	Total Housing/Single Family			6,480,615
	Long-Term Care – 2.5% (1.5% of Total Investments)
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc.,	8/24 at 100.00	BBB–	997,680
	Series 2014A, 5.000%, 8/01/44
1,500	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special	11/15 at 100.00	N/R	1,500,930
	Obligation Bonds, Series 2002SNH-1, 5.000%, 6/15/32 – AMBAC Insured
1,380	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding	6/20 at 100.00	AA	1,476,752
	Series 2010-16, 5.000%, 6/15/30
1,125	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	1,153,643
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27
5,005	Total Long-Term Care			5,129,005
	Tax Obligation/General – 26.8% (16.6% of Total Investments)
	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
2,345	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	2,655,877
1,600	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,806,880
5,100	Connecticut State, General Obligation Bonds, Green Series 2014G, 5.000%, 11/15/31	11/24 at 100.00	AA	5,835,471
	Connecticut State, General Obligation Bonds, Refunding Series 2012E:
1,425	5.000%, 9/15/30	9/22 at 100.00	AA	1,626,937
2,290	5.000%, 9/15/32	9/22 at 100.00	AA	2,605,104
3,500	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	3,692,675
2,100	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 10.00	AA	2,225,454
	Connecticut State, General Obligation Bonds, Series 2011D:
1,430	5.000%, 11/01/18	No Opt. Call	AA	1,602,101
1,000	5.000%, 11/01/31	11/21 at 100.00	AA	1,141,220
2,600	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31	3/24 at 100.00	AA	2,950,038
3,500	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	AA	3,965,920
1,000	Hartford, Connecticut, General Obligation Bonds, Refunding Series 2013A, 5.000%, 4/01/31	4/23 at 100.00	AA–	1,115,330
870	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28	8/19 at 100.00	AA	960,576
2,000	Hartford, Connecticut, General Obligation Bonds, Series 2013B, 5.000%, 4/01/33	4/23 at 100.00	AA–	2,239,220
2,150	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	A–	2,258,102
	New Haven, Connecticut, General Obligation Bonds, Series 2015:
790	5.000%, 9/01/32 (WI/DD, Settling 9/09/15) – AGM Insured	9/25 at 100.00	AA	882,193
1,620	5.000%, 9/01/33 (WI/DD, Settling 9/09/15) – AGM Insured	9/25 at 100.00	AA	1,804,729
500	5.000%, 9/01/35 (WI/DD, Settling 9/09/15) – AGM Insured	9/25 at 100.00	AA	554,360
985	New Haven, Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 8/01/33 – AGM Insured	8/24 at 100.00	AA	1,088,563
900	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	1,095,363
3,890	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G,	8/21 at 100.00	AA+	4,466,187
	5.000%, 8/01/36
1,420	Regional School District 16, Beacon Falls and Prospect, Connecticut, General Obligation Bonds,	8/15 at 100.00	A1	1,425,453
	Series 2003, 5.000%, 3/15/16 – AMBAC Insured
1,120	Southington, Connecticut, General Obligation Bonds, Lot A Series 2014, 4.000%, 1/15/19	No Opt. Call	AA+	1,226,232
2,500	Stamford, Connecticut, General Obligation Bonds, Refunding Series 2014, 3.000%, 8/15/22	8/21 at 100.00	AAA	2,662,600
600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/32	12/22 at 100.00	AA	678,852
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
800	5.000%, 6/15/17	No Opt. Call	AA+	862,856
820	5.000%, 6/15/19	No Opt. Call	AA+	936,579
1,400	5.000%, 6/15/21	No Opt. Call	AA+	1,659,532
50,255	Total Tax Obligation/General			56,024,404
	Tax Obligation/Limited – 24.8% (15.4% of Total Investments)
5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Bonds, Series 2007A,	8/17 at 100.00	AA	5,383,500
	5.000%, 8/01/27 – AMBAC Insured
2,500	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series	No Opt. Call	AA	2,826,850
	2012A, 5.000%, 1/01/33
3,855	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series	10/23 at 100.00	AA	4,404,684
	2013A, 5.000%, 10/01/33
1,000	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001,	11/15 at 100.00	AA–	1,002,980
	5.000%, 12/15/30
	Connecticut, Special Tax Obligation Bonds, Transportation Infrastructure Purposes,
	Series 2014A:
3,835	5.000%, 9/01/33	9/24 at 100.00	AA	4,358,286
1,000	5.000%, 9/01/34	9/24 at 100.00	AA	1,132,270
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
840	5.250%, 1/01/36	1/22 at 100.00	A	921,312
3,200	5.125%, 1/01/42	1/22 at 100.00	A	3,451,456
3,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	3,560,190
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
1,500	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	11/15 at 100.00	AA	1,486,935
3,550	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	11/15 at 100.00	AA	3,554,580
1,300	University of Connecticut, General Obligation Bonds, Series 2006A, 5.000%, 2/15/19 –	2/16 at 100.00	AA	1,328,678
	FGIC Insured
2,600	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA	2,948,582
	University of Connecticut, General Obligation Bonds, Series 2013A:
2,290	5.000%, 8/15/20	No Opt. Call	AA	2,667,003
2,500	5.000%, 8/15/32	8/23 at 100.00	AA	2,847,700
760	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	AA	872,769
1,415	University of Connecticut, General Obligation Bonds, Series 2015A, 5.000%, 2/15/34	No Opt. Call	AA	1,617,656
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding
	Series 2012A:
2,275	5.000%, 10/01/32	No Opt. Call	BBB+	2,450,243
1,790	5.000%, 10/01/32 – AGM Insured	No Opt. Call	AA	1,991,518
2,760	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	2,987,258
	Series 2010A, 5.000%, 10/01/29
46,970	Total Tax Obligation/Limited			51,794,450
	Transportation – 0.2% (0.1% of Total Investments)
450	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014B, 5.000%, 9/01/44	9/24 at 100.00	BBB+	483,030
	U.S. Guaranteed – 14.8% (9.2% of Total Investments) (5)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
2,525	5.000%, 7/01/31 (Pre-refunded 7/01/16) – AGC Insured	7/16 at 100.00	AA (5)	2,624,005
2,930	5.000%, 7/01/36 (Pre-refunded 7/01/16) – AGC Insured	7/16 at 100.00	AA (5)	3,044,885
6,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	A2 (5)	6,235,260
	Series 2006, 5.000%, 7/01/32 (Pre-refunded 7/01/16) – AGM Insured
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/16 at 100.00	A– (5)	2,055,520
	Series 2006, 5.000%, 7/01/36 (Pre-refunded 7/01/16) – AMBAC Insured
4,405	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	AA– (5)	4,705,333
	Series 2007-I, 5.000%, 7/01/25 (Pre-refunded 7/01/17) – NPFG Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,
	Series 2007A:
465	5.000%, 7/01/30 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	502,558
735	5.000%, 7/01/37 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	794,366
775	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus	7/18 at 100.00	AA (5)	867,891
	Hospital, Series 2005F, 5.125%, 7/01/35 (Pre-refunded 7/01/18) – AGM Insured
4,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	Aa3 (5)	4,167,232
	Hospital, Series 2006J-1, 5.000%, 7/01/31 (Pre-refunded 7/01/16) – AMBAC Insured
1,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/20 at 100.00	Aa3 (5)	1,482,879
	Hospital, Series 2010M, 5.500%, 7/01/40 (Pre-refunded 7/01/20)
870	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28	8/19 at 100.00	AA (5)	1,000,439
	(Pre-refunded 8/15/19)
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC	11/15 at 100.00	A– (5)	41,617
	Insured (ETM)
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	1,199,526
	5.125%, 6/01/24 – AMBAC Insured (ETM)
1,725	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R (5)	2,197,098
	2011A, 7.000%, 4/01/41 (Pre-refunded 4/01/21)
28,730	Total U.S. Guaranteed			30,918,609
	Utilities – 6.5% (4.0% of Total Investments)
4,375	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	4,488,313
	Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender
	Option Bond Trust 1164:
1,295	17.068%, 1/01/32 (IF) (4)	1/23 at 100.00	Aa3	1,959,374
410	16.909%, 1/01/38 (IF) (4)	1/23 at 100.00	Aa3	584,611
	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue
	Bonds, Series 2012A:
655	5.000%, 1/01/31	1/22 at 100.00	Aa3	732,827
500	5.000%, 1/01/32	1/22 at 100.00	Aa3	557,880
2,830	5.000%, 1/01/42	1/22 at 100.00	Aa3	3,123,245
2,115	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	1/16 at 100.00	A–	2,134,691
	Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)
12,180	Total Utilities			13,580,941
	Water and Sewer – 15.8% (9.8% of Total Investments)
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Refunding Series 2014B:
500	5.000%, 8/15/30	8/24 at 100.00	A+	573,785
1,000	5.000%, 8/15/31	8/24 at 100.00	A+	1,141,690
500	5.000%, 8/15/32	8/24 at 100.00	A+	568,755
55	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System	11/15 at 100.00	AA–	55,475
	Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured
2,050	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	A–	2,240,158
	Series 2010, 5.625%, 7/01/40
6,815	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Green	11/24 at 100.00	AA	7,724,666
	Bond Series 2014A, 5.000%, 11/01/42
	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds,
	Series 2013A:
4,100	5.000%, 4/01/36	4/22 at 100.00	AA	4,599,462
2,500	5.000%, 4/01/39	4/22 at 100.00	AA	2,787,150
795	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth	8/24 at 100.00	Aa3	891,465
	Series 2014A, 5.000%, 8/01/44
1,840	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth	8/16 at 100.00	AA–	1,910,012
	Series, 2007A, 5.000%, 8/01/30 – NPFG Insured
4,870	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,	8/21 at 100.00	Aa3	5,470,666
	Twentieth-Sixth Series, 2011, 5.000%, 8/01/41
4,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Seventh	No Opt. Call	Aa3	4,464,480
	Series 2012, 5.000%, 8/01/33
500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	8/23 at 100.00	AA+	576,415
	2013A, 5.250%, 8/15/43
29,525	Total Water and Sewer			33,004,179
$ 308,150	Total Long-Term Investments (cost $321,646,108)			336,926,786
	Floating Rate Obligations – (9.3)%			(19,370,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (50.8)% (6)			(106,000,000)
	Other Assets Less Liabilities – (1.3)%			(2,771,549)
	Net Assets Applicable to Common Shares – 100%			$ 208,785,237

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing theasset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$336,926,786	$ —	$336,926,786

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2015, the cost of investments was $302,441,703

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2015, were as follows:

Gross unrealized:
Appreciation	$16,171,215
Depreciation	(1,056,146)

Net unrealized appreciation (depreciation) of investments	$15,115,069

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgagebacked securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard &Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total
Investments is 31.5%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Connecticut Premium Income Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         October 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         October 30, 2015